Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
2025 [Member]
Commitments [Line Items]
Exploration expenses	$ 820
2026 [Member]
Commitments [Line Items]
Exploration expenses	844
2027 [Member]
Commitments [Line Items]
Exploration expenses	$ 568